TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in Valuation Allowance
Beginning balance	$ 5,202	$ 5,484	$ 5,484
Deductions during the year	(1,988)	(282)	0
Ending balance	$ 3,214	$ 5,202	$ 5,484